RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Presentation of leases for lessee [abstract]
Lease liabilities, beginning of period	$ 291	$ 0
Additions		415
Interest accretion	7	8
Effect of foreign exchange	16	17
Gain on derecognition	(24)
Termination penalty payment	(31)
Payments	(259)	(149)
Payments	(290)	(149)
Lease liabilities, end of period	$ 0	$ 291